Note 4 - Business Acquisitions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Feb. 28, 2013
Delos Internet [Member] | Common Stock Adjustment [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,427
Delos Internet [Member] | Before Adjustment to Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	21,684
Delos Internet [Member] | After Adjustment To Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	19,256
Delos Internet [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				$ 517,000
Business Combination, Acquisition Related Costs				99,000
Share Price		$ 7.60			$ 2.40	$ 49.40
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 1,004,099
Business Acquisition Purchase Price Allocation Change In Assets Acquired Liabilities Assumed Net	$ 21,000
Business Combination Bargain Purchase Increase Of Gain Recognized	$ 63,000